Research and Development Expenses, Net	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Research and Development Expenses, Net

NOTE 11 - RESEARCH AND DEVELOPMENT EXPENSES, NET

	Years ended December 31,
	2017	2016

Payroll and related expenses	$634	$491
Share-based compensation	1	-
Materials	266	155
Patents	66	75
Office and maintenance expenses	27	21
Rent	34	36
Professional services	174	253
Depreciation	12	7
Other	65	76
Less: Grants received from IIA	(179)	(213)

	$1,100	$901